Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Current assets
Current financial assets at amortised cost		₩ 36,527	₩ 27,731
Other current financial assets		328,621	168,623
Non-current assets
Financial asset at fair value through profit or loss		191,546	123,095
Non-current financial assets at amortised cost		17,363	50,531
Other non-current financial assets		232,652	173,626
Derivatives [member]
Current assets
Current financial assets at fair value through profit or loss	[1]	186,676	136,762
Non-current assets
Financial asset at fair value through profit or loss	[1]	69,575	32,941
Derivatives [member] | Fair value hedges [member]
Current assets
Current financial assets at fair value through profit or loss	[2]	99,116	0
Non-current assets
Financial asset at fair value through profit or loss	[2]	19,982	0
Deposits [member]
Current assets
Current financial assets at amortised cost		10,429	1,356
Non-current assets
Non-current financial assets at amortised cost		6,318	17,022
Short-term loans [member]
Current assets
Current financial assets at amortised cost		26,098	26,375
Equity securities [member]
Non-current assets
Financial asset at fair value through profit or loss		120,501	87,027
Convertible securities [member]
Non-current assets
Financial asset at fair value through profit or loss		1,470	3,127
Long-term loans [member]
Non-current assets
Non-current financial assets at amortised cost		11,045	33,509
Lease receivables [member]
Current assets
Other current financial assets		6,302	4,130
Non-current assets
Other non-current financial assets		₩ 3,761	₩ 0

[1]	The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.
[2]	The derivatives, which are designated as hedging instruments, arise from forward exchange contracts for the purpose of managing currency risk associated with advances received in foreign currency.